OPERATIONS AND PRINCIPAL ACTIVITIES - Consolidated VIEs in the PRC - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATIONS AND PRINCIPAL ACTIVITIES
Percentage of net assets acquired in variable interest entities	100.00%
Consideration for net assets acquired in variable interest entities	$ 0.0
Consolidated net revenues contribution from VIEs (as a percent)		31.50%	22.50%
Consolidated total assets accounted from VIEs (as a percent)		9.10%	10.10%
Consolidated total liabilities accounted from VIEs (as a percent)		15.40%	18.30%